Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
May 31, 2023
BAN-NPRT1-0723
1.802155.119
Common Stocks - 99.1%
	Shares	Value ($)
Banks - 88.8%
Diversified Banks - 42.4%
Bank of America Corp.	863,376	23,993,219
Citigroup, Inc.	428,300	18,982,256
First Citizens Bancshares, Inc. (a)	1,100	1,371,920
JPMorgan Chase & Co.	67,900	9,214,709
KeyCorp	1,315,000	12,282,100
PNC Financial Services Group, Inc.	77,700	8,999,991
The Toronto-Dominion Bank (a)	83,000	4,697,800
U.S. Bancorp	833,100	24,909,690
Wells Fargo & Co.	821,992	32,723,500
		137,175,185
Regional Banks - 46.4%
1st Source Corp.	102,381	4,210,931
American National Bankshares, Inc.	131,386	3,774,720
Associated Banc-Corp.	494,600	7,325,026
Cadence Bank	373,639	6,710,556
Community Trust Bancorp, Inc.	112,176	3,780,331
ConnectOne Bancorp, Inc.	208,800	2,835,504
East West Bancorp, Inc.	197,200	9,436,020
Eastern Bankshares, Inc.	349,600	3,793,160
First Hawaiian, Inc.	376,900	6,215,081
First Interstate Bancsystem, Inc.	308,834	6,809,790
Heartland Financial U.S.A., Inc.	169,400	4,673,746
Independent Bank Group, Inc.	89,800	2,996,626
M&T Bank Corp.	111,960	13,341,154
Old National Bancorp, Indiana	203,254	2,524,415
Popular, Inc.	216,205	12,362,602
Preferred Bank, Los Angeles	55,995	2,582,489
Sierra Bancorp	134,900	2,157,051
Southern Missouri Bancorp, Inc. (a)	23,700	880,455
Trico Bancshares	96,987	3,157,897
Truist Financial Corp.	630,500	19,211,335
UMB Financial Corp.	127,266	7,208,346
Univest Corp. of Pennsylvania	212,600	3,769,398
Wintrust Financial Corp.	147,600	9,382,932
Zions Bancorp NA	413,750	11,291,238
		150,430,803
TOTAL BANKS		287,605,988
Capital Markets - 2.7%
Asset Management & Custody Banks - 2.7%
Phoenix Vega Mezz PLC	330,200	17,577
State Street Corp.	127,800	8,692,956
		8,710,533
Consumer Finance - 3.4%
Consumer Finance - 3.4%
Capital One Financial Corp.	53,400	5,564,814
OneMain Holdings, Inc.	142,300	5,387,478
		10,952,292
Financial Services - 4.2%
Commercial & Residential Mortgage Finance - 4.2%
Essent Group Ltd.	310,829	13,729,317
Diversified Financial Services - 0.0%
Sunrisemezz Ltd. (b)	47,171	10,664
TOTAL FINANCIAL SERVICES		13,739,981
TOTAL COMMON STOCKS (Cost $351,696,505)		321,008,794

Convertible Bonds - 0.4%
	Principal Amount (c)	Value ($)
Financial Services - 0.4%
Transaction & Payment Processing Services - 0.4%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,247,324)	1,929,000	1,297,253

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,477,024	2,477,519
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	5,775,872	5,776,450
TOTAL MONEY MARKET FUNDS (Cost $8,253,969)		8,253,969

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $361,197,798)	330,560,016
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(6,609,592)
NET ASSETS - 100.0%	323,950,424

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,487,061	24,050,042	23,059,584	13,194	-	-	2,477,519	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	4,037,193	32,258,225	30,518,968	2,243	-	-	5,776,450	0.0%
Total	5,524,254	56,308,267	53,578,552	15,437	-	-	8,253,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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